Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2024
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
Net interest income and net gains (losses) on financial
assets/liabilities at fair value through profit or loss
	Three months ended		Six months ended
in € m.	Jun 30, 2024	Jun 30, 2023	Jun 30, 2024	Jun 30, 2023
Net interest income	3,623	4,192	7,450	8,074
Trading income[1]	993	674	1,847	2,070
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(83)	7	(101)	123
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	55	(38)	149	(15)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	965	643	1,895	2,178
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	4,588	4,835	9,345	10,252
Corporate Treasury Services	753	749	1,491	1,555
Institutional Client Services	277	244	526	466
Business Banking	272	306	554	584
Corporate Bank	1,302	1,299	2,571	2,604
Fixed Income & Currencies	2,036	2,084	4,512	4,471
Remaining products	(53)	(78)	(62)	(64)
Investment Bank	1,982	2,006	4,451	4,408
Personal Banking	1,007	1,067	2,030	2,059
Wealth Management & Private Banking	553	572	1,094	1,149
Private Bank	1,560	1,639	3,124	3,208
Asset Management	71	18	196	(2)
Corporate & Other	(327)	(127)	(996)	34
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	4,588	4,835	9,345	10,252

[1] Trading income includes gains and losses from derivatives not qualifying for hedge accounting
[2] Prior year segmental information has been aligned to presentation in the current year

Impact of ECB Targeted Longer term Refinancing Operations (TLTRO III) [text block]	Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III) The current interest rate on all remaining TLTRO III operations is indexed on the average applicable key ECB interest rates from November 23, 2022, onward. As of June 30, 2024, the Group had no outstanding borrowing (June 30, 2023: € 22.4 billion) under the TLTRO III-refinancing program. The resulting net interest income (expense) was zero for the three months ended June 30, 2024 (June 30, 2023: € (216) million) and € (144) million for the six months ended June 30, 2024 (June 30, 2023: € (385) million) under the TLTRO III program.